Other Income/Expenses - Finance costs - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Costs [Line Items]
Fines and penalties on overdue loans and borrowing payments and overdue interest payments	₽ 1,086	₽ 5,538	₽ 18,525
Fines and penalties on overdue finance leases	75	475	₽ 642
Discounting related to put option associated with sales of share in Elga Complex	₽ 4,062	1,898
VEB [member]
Finance Costs [Line Items]
Upfront fee paid for opening credit line		₽ 1,411